COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Compensation of directors and other key management personnel [Abstract]
Short-term benefits	[1],[2]	$ 2.5	$ 3.4
Post-employment benefits	[1]
Other long-term benefits	[1]
Share-based payments	[1]	2.4	4.0
Termination benefits	[1]	1.5	1.2
Total key management personnel remuneration	[1]	$ 6.4	$ 8.6

[1]	Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the Company.
[2]	Short-term benefits include salaries, bonuses payable within twelve months of the Statement of Financial Position date and other annual employee benefits.